Pioneer Emerging Markets VCT Portfolio
Class I Shares

Summary Prospectus	May 1, 2014

Before you invest, you may want to review the portfolio’s prospectus, which contains more information about the portfolio and its risks. You can find the portfolio’s prospectus, statement of additional information and other information about the portfolio online at http://us.pioneerinvestments.com/retire/vct_lit.jsp. You also can obtain this information at no cost by calling 1-800-225-6292 or by sending an email request to askpioneer@pioneerinvestments.com. The portfolio’s current prospectus and statement of additional information, dated May 1, 2014, and the independent registered public accounting firm’s report and financial statements in the portfolio’s annual report to shareholders dated December 31, 2013, are incorporated by reference into this summary prospectus.
Portfolio summary
Investment objective
Long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Your costs would be higher if fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option were included. Please consult your insurance company’s separate account prospectus or disclosure document for more information.
Annual portfolio operating expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees[1]	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses[1]	1.40%
Acquired Fund Fees and Expenses[1,2]	0.01%
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses[1,2]	1.41%
1	Restated to reflect current management fees.
2	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratios of expenses to average net assets shown in the “Financial Highlights” section, which do not include acquired fund fees and expenses.
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio’s total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares (with or without redemption)
	1	3	5	10
Class I	$144	$446	$771	$1,691
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Summary Prospectus
Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 87% of the average value of the portfolio.
Principal investment strategies
The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers. The portfolio considers emerging market issuers to include: issuers organized under the laws of an emerging market country, issuers with a principal office in an emerging market country, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets, and emerging market governmental issuers.
The portfolio invests in at least six emerging markets. The portfolio considers any market that is not developed to be an emerging market. Emerging markets generally will include, but not be limited to, countries included in the Morgan Stanley Capital International (MSCI) Emerging & Frontier Markets Index. The portfolio’s investments will not be confined to securities issued by companies included in the index. At the investment adviser’s discretion, the portfolio may invest in other emerging markets. The portfolio does not allocate more than 25% of its total assets to any one country but can invest more than 25% of its total assets in a particular region.
The portfolio may invest up to 20% of its total assets in securities of issuers in any developed country (other than the U.S.).
For purposes of the portfolio's investment policies, equity securities include common stocks and securities with common stock characteristics, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), preferred stocks, depositary receipts, warrants and rights. The portfolio may invest in initial public offerings of equity securities. The portfolio may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments, including as a means of managing relative currency exposure.
The portfolio may invest in debt securities of any quality or maturity. The portfolio may not invest more than 10% of its net assets in debt securities rated below investment grade (known as “junk bonds”) or in unrated securities of comparable quality, including securities of issuers in default. The portfolio may invest in Brady bonds, which are restructured debt of governmental issuers of emerging market countries.
The portfolio may, but is not required to, use derivatives. The portfolio may use derivatives, including forward foreign currency exchange contracts and stock index futures, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The portfolio also may hold cash or other short-term instruments.
The portfolio's investment adviser uses a value approach to select the portfolio's investments. The adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for long-term revenue, earnings and cash flow growth. In making that assessment, the adviser employs qualitative analysis, quantitative techniques, fundamental research and an evaluation of the issuer based on its financial statements and operations. In addition to
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analyzing specific securities, the adviser determines the relative attractiveness of investing in different emerging markets. In assessing the investment potential of each country, the adviser considers economic growth prospects, monetary conditions, political risks, currency risk, capital flows and other factors.
The adviser generally sells a portfolio security when it believes that the security’s market value reflects its intrinsic value. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
Principal risks of investing in the portfolio
You could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objective.
Market risk. The values of securities held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The portfolio may experience a substantial or complete loss on any individual security or derivative position.
Risks of non-U.S. investments. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio’s return. Emerging markets issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
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Summary Prospectus
Geographic focus risk. To the extent that the portfolio invests from time to time more than 25% of its assets in issuers organized or located in a particular geographic region, the portfolio may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those regions.
Currency risk. Because the portfolio may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the portfolio is subject to currency risk, meaning that the portfolio could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Forward foreign currency transactions risk. To the extent that the portfolio enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the portfolio's holdings, or if the counterparty defaults. Such transactions may also prevent the portfolio from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets. The portfolio's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets, and the adviser’s judgment regarding the direction of changes in currency exchange rates.
Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.
Portfolio selection risk. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.
Small and mid-size companies risk. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.
Risks of investments in REITs. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.
Risks of warrants and rights. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the portfolio loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the portfolio’s interest in the issuing company.
Preferred stocks risk. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.
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Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.
Market segment risk. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.
Derivatives risk. Using stock index futures and options and other derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. For derivatives that are required to be traded through a clearinghouse or exchange, the portfolio also will be exposed to the credit risk of the clearinghouse and the broker that submits trades for the portfolio. It is possible that certain derivatives that are required to be cleared, such as certain swap contracts, will not be accepted for clearing. In addition, regulated trading facilities for swap contracts are relatively new; they may not function as intended, which could impair the ability to enter into swap contracts. The extent and impact of the new regulations are not yet fully known and may not be for some time.
Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.
Risks of initial public offerings. Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Information about the companies may be available for very limited periods. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the portfolio will have access to IPOs. The purchase of IPO shares may involve high transaction costs.
Risks of investment in other funds. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the portfolio to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the portfolio will bear a pro rata portion of the underlying fund’s expenses, in addition to its own expenses.
Portfolio turnover risk. If the portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.
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Summary Prospectus
Expense risk. Your actual costs of investing in the portfolio may be higher than the expenses shown in “Annual portfolio operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.
An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The portfolio's past performance
The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class I shares from calendar year to calendar year. The table shows the average annual total returns for Class I shares of the portfolio over time and compares these returns to the returns of the Morgan Stanley Capital International Emerging Markets Index, a broad-based measure of market performance that has characteristics relevant to the portfolio’s investment strategies.
The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.
The portfolio's past performance does not necessarily indicate how it will perform in the future.
Annual return Class I Shares (%)
(Year ended December 31)

For the period covered by the bar chart:
The highest calendar quarterly return was 31.93% (04/01/2009 to 06/30/2009).
The lowest calendar quarterly return was –31.99% (10/01/2008 to 12/31/2008).
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Average annual total return (%)
(for periods ended December 31, 2013)
	1 Year	5 Years	10 Years	Since Inception (10/30/98)
Class I	-1.96	11.22	8.52	9.66
Morgan Stanley Capital International Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.60	14.79	11.17	N/A*
*	Index return information is not available since the fund’s inception.
Management
Investment adviser	Pioneer Investment Management, Inc.
Portfolio management	Mauro Ratto, head of emerging markets and director at Pioneer (portfolio manager of the portfolio since 2013); Marco Mencini, head of equities – emerging markets and senior vice president at Pioneer (portfolio manager of the portfolio since 2013); and Andrea Salvatori, head of global emerging markets & Latin American equities and senior vice president at Pioneer (portfolio manager of the portfolio since 2013)
Tax information
Shares of the portfolio are held by life insurance company separate accounts that fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies and by certain qualified pension and retirement plans (Qualified Plans). Owners of Variable Contracts should read the prospectus of their insurance company’s Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of participating in and receiving distributions or other payments relating to such plans.
Payments to broker-dealers and other financial intermediaries
If you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank), the portfolio and its related companies may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or investment professional to recommend the portfolio over another investment. Ask your salesperson or investment professional or visit your financial intermediary’s website for more information.
In addition, shares of the portfolio are offered to insurance companies to fund the benefits under Variable Contracts issued by their companies and are additionally offered to Qualified Plans. The portfolio and its related companies may pay the sponsoring insurance companies and their affiliated broker-dealers and service providers for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing insurance companies to recommend the portfolio over another investment. Your insurance company’s separate account prospectus or disclosure document may contain additional information about these payments.
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24643-04-0514

Pioneer Emerging Markets VCT Portfolio
Class II Shares

Summary Prospectus	May 1, 2014

Before you invest, you may want to review the portfolio’s prospectus, which contains more information about the portfolio and its risks. You can find the portfolio’s prospectus, statement of additional information and other information about the portfolio online at http://us.pioneerinvestments.com/retire/vct_lit.jsp. You also can obtain this information at no cost by calling 1-800-225-6292 or by sending an email request to askpioneer@pioneerinvestments.com. The portfolio’s current prospectus and statement of additional information, dated May 1, 2014, and the independent registered public accounting firm’s report and financial statements in the portfolio’s annual report to shareholders dated December 31, 2013, are incorporated by reference into this summary prospectus.
Portfolio summary
Investment objective
Long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Your costs would be higher if fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option were included. Please consult your insurance company’s separate account prospectus or disclosure document for more information.
Annual portfolio operating expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class II
Management Fees[1]	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses[1]	1.65%
Acquired Fund Fees and Expenses[1,2]	0.01%
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses[1,2]	1.66%
1	Restated to reflect current management fees.
2	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratios of expenses to average net assets shown in the “Financial Highlights” section, which do not include acquired fund fees and expenses.
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio’s total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares (with or without redemption)
	1	3	5	10
Class II	$169	$523	$902	$1,965

Summary Prospectus
Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 87% of the average value of the portfolio.
Principal investment strategies
The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers. The portfolio considers emerging market issuers to include: issuers organized under the laws of an emerging market country, issuers with a principal office in an emerging market country, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets, and emerging market governmental issuers.
The portfolio invests in at least six emerging markets. The portfolio considers any market that is not developed to be an emerging market. Emerging markets generally will include, but not be limited to, countries included in the Morgan Stanley Capital International (MSCI) Emerging & Frontier Markets Index. The portfolio’s investments will not be confined to securities issued by companies included in the index. At the investment adviser’s discretion, the portfolio may invest in other emerging markets. The portfolio does not allocate more than 25% of its total assets to any one country but can invest more than 25% of its total assets in a particular region.
The portfolio may invest up to 20% of its total assets in securities of issuers in any developed country (other than the U.S.).
For purposes of the portfolio's investment policies, equity securities include common stocks and securities with common stock characteristics, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), preferred stocks, depositary receipts, warrants and rights. The portfolio may invest in initial public offerings of equity securities. The portfolio may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments, including as a means of managing relative currency exposure.
The portfolio may invest in debt securities of any quality or maturity. The portfolio may not invest more than 10% of its net assets in debt securities rated below investment grade (known as “junk bonds”) or in unrated securities of comparable quality, including securities of issuers in default. The portfolio may invest in Brady bonds, which are restructured debt of governmental issuers of emerging market countries.
The portfolio may, but is not required to, use derivatives. The portfolio may use derivatives, including forward foreign currency exchange contracts and stock index futures, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The portfolio also may hold cash or other short-term instruments.
The portfolio's investment adviser uses a value approach to select the portfolio's investments. The adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for long-term revenue, earnings and cash flow growth. In making that assessment, the adviser employs qualitative analysis, quantitative techniques, fundamental research and an evaluation of the issuer based on its financial statements and operations. In addition to analyzing specific securities, the adviser determines the relative attractiveness of investing in different emerging markets. In assessing the investment potential of each country, the adviser considers economic growth prospects, monetary conditions, political risks, currency risk, capital flows and other factors.
The adviser generally sells a portfolio security when it believes that the security’s market value reflects its intrinsic value. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
Principal risks of investing in the portfolio
You could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objective.
Market risk. The values of securities held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The portfolio may experience a substantial or complete loss on any individual security or derivative position.
Risks of non-U.S. investments. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio’s return. Emerging markets issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

Summary Prospectus
Geographic focus risk. To the extent that the portfolio invests from time to time more than 25% of its assets in issuers organized or located in a particular geographic region, the portfolio may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those regions.
Currency risk. Because the portfolio may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the portfolio is subject to currency risk, meaning that the portfolio could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Forward foreign currency transactions risk. To the extent that the portfolio enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the portfolio's holdings, or if the counterparty defaults. Such transactions may also prevent the portfolio from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets. The portfolio's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets, and the adviser’s judgment regarding the direction of changes in currency exchange rates.
Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.
Portfolio selection risk. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.
Small and mid-size companies risk. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.
Risks of investments in REITs. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.
Risks of warrants and rights. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the portfolio loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the portfolio’s interest in the issuing company.
Preferred stocks risk. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.
Market segment risk. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.
Derivatives risk. Using stock index futures and options and other derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. For derivatives that are required to be traded through a clearinghouse or exchange, the portfolio also will be exposed to the credit risk of the clearinghouse and the broker that submits trades for the portfolio. It is possible that certain derivatives that are required to be cleared, such as certain swap contracts, will not be accepted for clearing. In addition, regulated trading facilities for swap contracts are relatively new; they may not function as intended, which could impair the ability to enter into swap contracts. The extent and impact of the new regulations are not yet fully known and may not be for some time.
Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.
Risks of initial public offerings. Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Information about the companies may be available for very limited periods. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the portfolio will have access to IPOs. The purchase of IPO shares may involve high transaction costs.
Risks of investment in other funds. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the portfolio to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the portfolio will bear a pro rata portion of the underlying fund’s expenses, in addition to its own expenses.
Portfolio turnover risk. If the portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Summary Prospectus
Expense risk. Your actual costs of investing in the portfolio may be higher than the expenses shown in “Annual portfolio operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.
An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The portfolio's past performance
The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Morgan Stanley Capital International (MSCI) Emerging Markets Index, a broad-based measure of market performance that has characteristics relevant to the portfolio’s investment strategies.
The performance shown for Class II shares for periods prior to the commencement of operations of Class II shares on May 1, 2000 is the performance of Class I shares of the portfolio, reduced to reflect the higher distribution fee of Class II shares.
The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.
The portfolio's past performance does not necessarily indicate how it will perform in the future.
Annual return Class II Shares (%)
(Year ended December 31)

For the period covered by the bar chart:
The highest calendar quarterly return was 31.81% (04/01/2009 to 06/30/2009).
The lowest calendar quarterly return was –32.03% (10/01/2008 to 12/31/2008).

Average annual total return (%)
(for periods ended December 31, 2013)
	1 Year	5 Years	10 Years	Since Inception (10/30/98)
Class II	-2.19	10.91	8.24	9.39
Morgan Stanley Capital International Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.60	14.79	11.17	N/A*
*Index return information is not available since the portfolio’s inception.
Management
Investment adviser	Pioneer Investment Management, Inc.
Portfolio management	Mauro Ratto, head of emerging markets and director at Pioneer (portfolio manager of the portfolio since 2013); Marco Mencini, head of equities — emerging markets and senior vice president at Pioneer (portfolio manager of the portfolio since 2013); and Andrea Salvatori, head of global emerging markets & Latin American equities and senior vice president at Pioneer (portfolio manager of the portfolio since 2013)
Tax information
Shares of the portfolio are held by life insurance company separate accounts that fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies and by certain qualified pension and retirement plans (Qualified Plans). Owners of Variable Contracts should read the prospectus of their insurance company’s Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of participating in and receiving distributions or other payments relating to such plans.
Payments to broker-dealers and other financial intermediaries
If you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank), the portfolio and its related companies may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or investment professional to recommend the portfolio over another investment. Ask your salesperson or investment professional or visit your financial intermediary’s website for more information.
In addition, shares of the portfolio are offered to insurance companies to fund the benefits under Variable Contracts issued by their companies and are additionally offered to Qualified Plans. The portfolio and its related companies may pay the sponsoring insurance companies and their affiliated broker-dealers and service providers for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing insurance companies to recommend the portfolio over another investment. Your insurance company’s separate account prospectus or disclosure document may contain additional information about these payments.

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